UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
January 31, 2014 (Unaudited)

Common Stocks--98.1%	Shares		Value ($)
Australia--7.3%
AGL Energy	22,251		295,107
ALS	15,390		106,600
Alumina	112,290	a	123,963
Amcor	48,684		456,364
AMP	118,818		441,732
APA Group	35,806		187,495
Asciano	38,402		188,895
ASX	7,859		244,163
Aurizon Holdings	81,648		351,581
Australia & New Zealand Banking Group	109,765		2,882,366
Bank of Queensland	10,390		103,667
Bendigo and Adelaide Bank	17,917		181,162
BHP Billiton	128,705		4,116,375
Boral	34,041		141,526
Brambles	62,869		493,372
Caltex Australia	5,098		86,205
CFS Retail Property Trust Group	87,781		149,045
Coca-Cola Amatil	22,927		234,570
Cochlear	1,896		94,888
Commonwealth Bank of Australia	64,611		4,197,675
Computershare	17,082		166,407
Crown Resorts	16,028		232,921
CSL	19,298		1,186,684
Dexus Property Group	190,171		165,605
Echo Entertainment Group	30,084		61,911
Federation Centres	64,376		127,524
Flight Centre Travel Group	2,140		88,519
Fortescue Metals Group	62,569		291,421
Goodman Group	68,804		279,202
GPT Group	71,651		225,150
Harvey Norman Holdings	21,349		55,778
Iluka Resources	16,289		124,586
Incitec Pivot	64,208		160,006
Insurance Australia Group	83,839		401,261
James Hardie Industries-CDI	18,114		204,539
Leighton Holdings	7,421		106,849
Lend Lease Group	22,150		204,138
Macquarie Group	11,662		552,122
Metcash	34,689		91,576
Mirvac Group	148,466		215,861
National Australia Bank	93,932		2,733,612
Newcrest Mining	32,706		276,230
Orica	14,736		302,151
Origin Energy	44,358		540,022
Qantas Airways	41,721	a	39,751

QBE Insurance Group	48,530		486,147
Ramsay Health Care	5,278		201,915
REA Group	1,712		60,583
Rio Tinto	17,659		1,010,972
Santos	39,029		455,698
Seek	13,527		146,933
Sonic Healthcare	16,149		233,354
SP AusNet	72,030		78,378
Stockland	92,696		291,930
Suncorp Group	52,007		554,421
Sydney Airport	41,632		143,560
Tabcorp Holdings	33,277		100,001
Tatts Group	60,376		157,998
Telstra	176,310		790,977
Toll Holdings	28,622		139,432
Transurban Group	56,635		341,920
Treasury Wine Estates	25,721		81,639
Wesfarmers	40,345		1,483,056
Westfield Group	84,391		750,776
Westfield Retail Trust	122,810		323,794
Westpac Banking	124,276		3,357,866
Woodside Petroleum	26,702		870,626
Woolworths	50,546		1,502,316
WorleyParsons	8,268		118,656
			37,593,525
Austria--.3%
Andritz	3,077		168,968
Erste Group Bank	10,365		376,528
IMMOFINANZ	37,529	a	176,131
OMV	6,042		261,400
Raiffeisen Bank International	3,738		143,545
Telekom Austria	9,805		85,151
Vienna Insurance Group	1,670		78,722
Voestalpine	4,474		200,451
			1,490,896
Belgium--1.1%
Ageas	9,297		399,310
Anheuser-Busch InBev	32,167		3,085,102
Belgacom	6,323		180,712
Colruyt	3,021		171,348
Delhaize Group	4,075		261,597
Groupe Bruxelles Lambert	3,234		292,124
Groupe Bruxelles Lambert (STRIP)	236	a,b	0
KBC Groep	9,251		546,128
Solvay	2,385		333,234
Telenet Group Holding	2,008		119,159
UCB	4,414		312,250
Umicore	4,144		177,330
			5,878,294
China--.0%
Yangzijiang Shipbuilding Holdings	91,000		82,050
Denmark--1.3%

AP Moller - Maersk, Cl. A	22		234,849
AP Moller - Maersk, Cl. B	54		601,300
Carlsberg, Cl. B	4,310		420,012
Coloplast, Cl. B	4,688		351,972
Danske Bank	26,485	a	598,171
DSV	7,535		241,797
Novo Nordisk, Cl. B	79,673		3,157,763
Novozymes, Cl. B	9,088		391,751
TDC	29,259		275,064
Tryg	1,152		109,966
William Demant Holding	1,152	a	105,897
			6,488,542
Finland--.9%
Elisa	4,938		126,683
Fortum	17,886		384,301
Kone, Cl. B	12,582		511,811
Metso	5,095		159,518
Neste Oil	5,014		89,428
Nokia	151,833	a	1,051,981
Nokian Renkaat	4,503		189,941
Orion, Cl. B	4,426		115,576
Pohjola Bank, Cl. A	5,263		103,455
Sampo, Cl. A	16,962		786,954
Stora Enso, Cl. R	21,950		205,094
UPM-Kymmene	21,691		332,345
Wartsila	7,129		386,836
			4,443,923
France--9.2%
Accor	6,674		318,100
Aeroports de Paris	1,169		131,927
Air Liquide	12,650		1,587,001
Alcatel-Lucent	99,249	a	401,049
Alstom	8,200		232,504
Arkema	2,516		268,280
Atos	2,389		208,731
AXA	72,802		1,910,745
BNP Paribas	39,839		3,075,797
Bouygues	7,680		292,979
Bureau Veritas	8,844		229,752
Cap Gemini	5,501		374,608
Carrefour	24,411		838,942
Casino Guichard Perrachon	2,256		232,322
CGG	6,154	a	91,529
Christian Dior	2,196		401,432
Cie de St-Gobain	16,126		846,072
Cie Generale des Etablissements Michelin	7,387		778,280
CNP Assurances	6,982		136,730
Credit Agricole	40,304	a	541,961
Danone	22,597		1,491,416
Dassault Systemes	2,515		297,841
Edenred	8,329		232,576
Electricite de France	9,659		328,053

Essilor International	8,259	829,280
Eurazeo	953	68,170
Eutelsat Communications	5,692	172,671
Fonciere Des Regions	1,253	102,718
GDF Suez	53,824	1,186,620
Gecina	1,000	122,011
Groupe Eurotunnel	21,961	242,324
ICADE	1,405	123,151
Iliad	1,003	229,634
Imerys	1,513	123,020
JCDecaux	2,555	108,966
Kering	3,060	610,272
Klepierre	3,966	172,099
L'Oreal	9,813	1,611,279
Lafarge	7,536	540,801
Lagardere	4,339	153,234
Legrand	10,700	567,333
LVMH Moet Hennessy Louis Vuitton	10,308	1,833,936
Natixis	36,958	217,374
Orange	75,118	927,173
Pernod-Ricard	8,600	922,554
Publicis Groupe	7,214	639,345
Remy Cointreau	966	72,040
Renault	7,769	676,239
Rexel	8,467	217,424
Safran	10,997	782,259
Sanofi	47,881	4,686,937
Schneider Electric	675	54,438
Schneider Electric	21,416	1,726,834
SCOR	6,401	207,677
Societe BIC	1,136	130,799
Societe Generale	28,494	1,611,220
Sodexo	3,615	355,873
Suez Environnement	11,173	200,197
Technip	4,100	349,215
Thales	3,664	238,607
Total	85,791	4,899,027
Unibail-Rodamco	3,915	942,230
Valeo	2,546	284,270
Vallourec	4,360	217,287
Veolia Environnement	13,560	212,880
Vinci	18,801	1,228,312
Vivendi	48,345	1,296,692
Wendel	1,280	173,598
Zodiac Aerospace	1,443	254,149
		47,570,796
Germany--8.6%
Adidas	8,476	946,965
Allianz	18,248	3,044,497
Axel Springer	1,517	97,084
BASF	36,796	3,937,318
Bayer	33,148	4,364,223

Bayerische Motoren Werke	13,432		1,462,505
Beiersdorf	4,059		401,579
Brenntag	2,070		356,756
Celesio	2,801		92,549
Commerzbank	39,065	a	663,920
Continental	4,343		935,124
Daimler	38,531		3,225,719
Deutsche Bank	40,686		1,967,880
Deutsche Boerse	7,795		599,440
Deutsche Lufthansa	9,327	a	221,957
Deutsche Post	36,765		1,271,618
Deutsche Telekom	115,366		1,862,683
Deutsche Wohnen	12,104		226,562
E.ON	73,044		1,327,010
Fraport Frankfurt Airport Services Worldwide	1,609		118,923
Fresenius & Co.	5,049		787,264
Fresenius Medical Care & Co.	8,694		611,531
GEA Group	7,622		357,422
Hannover Rueck	2,427		192,474
HeidelbergCement	5,666		421,522
Henkel & Co.	5,241		509,710
Hochtief	1,402		111,682
Hugo Boss	1,386		175,434
Infineon Technologies	43,525		448,740
K+S	7,058		209,843
Kabel Deutschland Holding	981		128,854
LANXESS	3,045		199,769
Linde	7,515		1,423,093
MAN	1,399		170,343
Merck	2,604		403,736
Metro	5,401		222,681
Muenchener Rueckversicherungs	7,276		1,502,052
OSRAM Licht	3,329	a	194,537
ProSiebenSat.1 Media	7,287		326,584
RWE	19,796		732,626
SAP	36,862		2,818,418
Siemens	31,778		4,026,972
Sky Deutschland	15,334	a	139,359
Suedzucker	3,784		94,331
Telefonica Deutschland Holding	11,353		90,426
ThyssenKrupp	18,381	a	472,640
United Internet	4,460		194,876
Volkswagen	1,184		287,716
			44,378,947
Hong Kong--2.6%
AIA Group	480,800		2,217,327
ASM Pacific Technology	10,800		100,854
Bank of East Asia	49,750		188,766
BOC Hong Kong Holdings	149,500		451,686
Cathay Pacific Airways	52,000		108,865
Cheung Kong Holdings	56,000		829,640
Cheung Kong Infrastructure Holdings	27,000		158,868

CLP Holdings	71,288		542,426
First Pacific	92,250		91,876
Galaxy Entertainment Group	85,000	a	825,888
Hang Lung Properties	90,000		247,137
Hang Seng Bank	30,900		483,931
Henderson Land Development	42,038		224,030
HKT Trust	87,000		83,269
Hong Kong & China Gas	231,661		473,789
Hong Kong Exchanges & Clearing	44,300		689,513
Hopewell Holdings	26,000		90,271
Hutchison Whampoa	86,800		1,066,612
Hysan Development	28,000		110,799
Kerry Properties	29,500		95,094
Li & Fung	235,200		323,864
Link REIT	92,500		415,556
MGM China Holdings	40,000		158,418
MTR	58,000		203,838
New World Development	162,786		203,052
Noble Group	161,963		120,675
NWS Holdings	60,000		86,669
PCCW	167,000		76,064
Power Assets Holdings	56,000		422,736
Shangri-La Asia	65,000		109,111
Sino Land	127,730		169,956
SJM Holdings	78,530		245,713
Sun Hung Kai Properties	64,699		791,094
Swire Pacific, Cl. A	27,500		294,107
Swire Properties	46,400		119,744
Wharf Holdings	61,311		418,906
Wheelock & Co.	37,000		150,760
Yue Yuen Industrial Holdings	32,300		100,466
			13,491,370
Ireland--.3%
Bank of Ireland	857,556	a	340,333
CRH	29,511		757,059
Irish Bank Resolution	35,225	a,b	0
Kerry Group, Cl. A	5,746		388,739
Ryanair Holdings	4,000	a	34,091
			1,520,222
Israel--.5%
Bank Hapoalim	42,826		222,881
Bank Leumi Le-Israel	49,865	a	189,964
Bezeq The Israeli Telecommunication	76,662		117,639
Delek Group	202		72,142
Israel	117	a	58,979
Israel Chemicals	18,647		152,573
Israel Discount Bank, Cl. A	1	a	2
Mizrahi Tefahot Bank	6,222		75,867
NICE Systems	2,452		96,561
Teva Pharmaceutical Industries	34,456		1,537,523
			2,524,131
Italy--2.4%

Assicurazioni Generali	47,318		1,023,198
Atlantia	13,269		302,311
Banca Monte dei Paschi di Siena	281,163	a	64,001
CNH Industrial	36,397	a	382,563
Enel	266,861		1,217,559
Enel Green Power	70,150		177,048
Eni	101,610		2,302,344
EXOR	3,898		152,834
Fiat	35,936	a	358,149
Finmeccanica	15,364	a	134,978
Intesa Sanpaolo	471,210		1,274,136
Luxottica Group	6,699		356,211
Mediobanca	20,510	a	188,028
Pirelli & C	9,607		154,835
Prysmian	8,493		207,669
Saipem	10,910		255,891
Snam	81,733		448,306
STMicroelectronics	26,028	a	213,200
Telecom Italia	404,803		449,756
Telecom Italia-RSP	235,972		198,764
Tenaris	19,026		424,822
Terna Rete Elettrica Nazionale	61,801		300,146
UniCredit	176,053		1,320,711
Unione di Banche Italiane	33,961		247,386
UnipolSai	36,547	a	110,037
			12,264,883
Japan--20.6%
ABC-Mart	1,000		43,526
Acom	15,500	a	45,764
Advantest	6,400		68,650
Aeon	24,100		299,525
AEON Financial Service	2,860		66,144
AEON Mall	4,480		131,615
Air Water	7,000		102,858
Aisin Seiki	7,700		281,800
Ajinomoto	23,800		333,985
Alfresa Holdings	1,900		107,807
Amada	14,000		112,953
ANA Holdings	38,000		81,088
Aozora Bank	46,959		133,903
Asahi Glass	40,800		230,305
Asahi Group Holdings	15,600		422,823
Asahi Kasei	50,900		386,778
Asics	7,000		120,754
Astellas Pharma	17,579		1,081,083
Bank of Kyoto	14,000		110,942
Bank of Yokohama	50,000		250,507
Benesse Holdings	2,400		94,714
Bridgestone	26,300		946,762
Brother Industries	9,100		114,212
CALBEE	2,700		61,798
Canon	45,950		1,344,924

Casio Computer	9,300		100,700
Central Japan Railway	5,800		630,265
Chiba Bank	30,000		188,697
Chiyoda	6,000		92,090
Chubu Electric Power	25,900		307,596
Chugai Pharmaceutical	8,928		202,163
Chugoku Bank	6,000		74,391
Chugoku Electric Power	11,800		154,276
Citizen Holdings	12,400		96,857
Coca-Cola West	2,700		52,810
Credit Saison	6,200		151,445
Dai Nippon Printing	22,800		225,690
Dai-ichi Life Insurance	35,200		527,912
Daicel	11,000		87,842
Daido Steel	12,200		60,490
Daihatsu Motor	8,000		124,500
Daiichi Sankyo	27,183		449,927
Daikin Industries	9,500		543,907
Dainippon Sumitomo Pharma	6,900		117,137
Daito Trust Construction	3,000		283,154
Daiwa House Industry	23,400		440,606
Daiwa Securities Group	67,000		624,179
Dena	4,300		82,004
Denso	19,700		1,018,203
Dentsu	8,600		338,394
Don Quijote	2,100		127,391
East Japan Railway	13,600		1,014,867
Eisai	10,200		390,283
Electric Power Development	4,480		132,642
FamilyMart	2,617		118,764
FANUC	7,729		1,246,383
Fast Retailing	2,158		786,048
Fuji Electric	21,000		91,084
Fuji Heavy Industries	23,700		648,098
FUJIFILM Holdings	18,700		543,051
Fujitsu	74,800	a	418,340
Fukuoka Financial Group	33,000		137,412
Gree	4,300		42,098
GungHo Online Entertainment	14,000	a	88,658
Gunma Bank	14,000		73,749
Hachijuni Bank	16,000		88,520
Hakuhodo DY Holdings	8,400		67,810
Hamamatsu Photonics	3,200		134,435
Hankyu Hanshin Holdings	48,000		243,390
Hino Motors	10,000		146,054
Hirose Electric	1,300		182,467
Hiroshima Bank	19,000		76,232
Hisamitsu Pharmaceutical	2,400		108,923
Hitachi	195,900		1,489,522
Hitachi Chemical	4,000		57,169
Hitachi Construction Machinery	5,000		96,030
Hitachi High-Technologies	2,700		61,910

Hitachi Metals	8,000		124,611
Hokkaido Electric Power	8,200	a	84,869
Hokuhoku Financial Group	51,000		96,608
Hokuriku Electric Power	7,700		94,644
Honda Motor	65,159		2,448,241
Hoya	17,500		483,566
Hulic	10,800		136,469
Ibiden	4,200		76,960
Idemitsu Kosan	3,600		80,318
IHI	53,000		240,439
Iida Group Holdings	5,800	a	102,664
INPEX	36,400		428,249
Isetan Mitsukoshi Holdings	15,020		188,615
Isuzu Motors	49,000		290,083
ITOCHU	60,900		740,273
Itochu Techno-Solutions	900		37,025
Iyo Bank	11,000		102,853
J Front Retailing	19,800		132,228
Japan Airlines	2,600		130,470
Japan Exchange Group	10,000		241,586
Japan Petroleum Exploration	1,400		51,865
Japan Prime Realty Investment	31		106,472
Japan Real Estate Investment	48		246,223
Japan Retail Fund Investment	94		188,088
Japan Steel Works	13,000		64,113
Japan Tobacco	44,600		1,377,543
JFE Holdings	19,860		411,546
JGC	8,000		301,700
Joyo Bank	26,462		124,522
JSR	7,700		136,880
JTEKT	8,000		116,415
JX Holdings	90,576		435,097
Kajima	32,800		121,301
Kakaku.com	4,800		90,982
Kamigumi	9,400		84,044
Kaneka	12,000		74,213
Kansai Electric Power	29,899	a	324,389
Kansai Paint	10,000		134,999
Kao	21,300		674,763
Kawasaki Heavy Industries	58,000		252,099
KDDI	21,800		1,198,607
Keikyu	20,000		155,977
Keio	25,000		160,165
Keisei Electric Railway	11,000		97,711
Keyence	1,785		735,500
Kikkoman	6,000		106,237
Kinden	6,000		58,912
Kintetsu	71,354		245,980
Kirin Holdings	35,000		474,659
Kobe Steel	99,000	a	163,881
Koito Manufacturing	4,000		80,865
Komatsu	37,800		781,411

Konami	4,400		104,304
Konica Minolta	19,500		204,760
Kubota	43,000		660,507
Kuraray	14,000		157,206
Kurita Water Industries	4,800		101,974
Kyocera	13,100		585,755
Kyowa Hakko Kirin	8,705		88,311
Kyushu Electric Power	18,000	a	204,600
Lawson	2,600		188,551
LIXIL Group	10,624		272,938
M3	26		76,122
Mabuchi Motor	1,000		57,218
Makita	4,600		236,510
Marubeni	67,000		466,755
Marui Group	8,300		77,723
Maruichi Steel Tube	2,000		52,029
Mazda Motor	109,000	a	524,166
McDonald's Holdings Japan	3,000		78,473
Medipal Holdings	5,800		84,065
MEIJI Holdings	2,521		157,638
Miraca Holdings	2,100		99,274
Mitsubishi	56,998		1,051,224
Mitsubishi Chemical Holdings	54,380		232,249
Mitsubishi Electric	78,000		879,401
Mitsubishi Estate	50,000		1,221,721
Mitsubishi Gas Chemical	16,000		112,591
Mitsubishi Heavy Industries	122,700		794,579
Mitsubishi Logistics	6,000		83,915
Mitsubishi Materials	45,000		150,553
Mitsubishi Motors	25,400	a	274,682
Mitsubishi Tanabe Pharma	9,200		135,169
Mitsubishi UFJ Financial Group	510,190		3,063,854
Mitsubishi UFJ Lease & Finance	25,500		132,446
Mitsui & Co.	70,400		941,115
Mitsui Chemicals	38,000		91,275
Mitsui Fudosan	33,286		1,048,595
Mitsui OSK Lines	43,000		176,729
Mizuho Financial Group	932,400		1,965,332
MS&AD Insurance Group Holdings	20,457		474,613
Murata Manufacturing	8,200		759,347
Nabtesco	4,500		100,531
Namco Bandai Holdings	6,150		138,230
NEC	103,800		300,032
NEXON	4,600		40,109
NGK Insulators	11,000		185,986
NGK Spark Plug	6,926		159,752
NHK Spring	7,000		71,904
Nidec	3,900		435,234
Nikon	14,160		241,375
Nintendo	4,325		513,528
Nippon Building Fund	56		317,089
Nippon Electric Glass	17,085		76,965

Nippon Express	32,000		150,343
Nippon Meat Packers	7,000		119,407
Nippon Paint	6,000		98,868
Nippon Prologis REIT	11		110,777
Nippon Steel & Sumitomo Metal	307,615		930,913
Nippon Telegraph & Telephone	14,800		797,753
Nippon Yusen	69,800		216,811
Nishi-Nippon City Bank	26,000		65,197
Nissan Motor	100,700		858,878
Nisshin Seifun Group	8,580		85,130
Nissin Foods Holdings	2,600		112,678
Nitori Holdings	1,400		135,598
Nitto Denko	6,600		296,650
NKSJ Holdings	13,370		349,115
NOK	3,400		54,982
Nomura Holdings	147,200		1,026,684
Nomura Real Estate Holdings	4,800		96,835
Nomura Real Estate Office Fund	14		61,968
Nomura Research Institute	3,900		127,410
NSK	20,000		225,627
NTT Data	5,500		194,105
NTT DoCoMo	61,900		995,104
NTT Urban Development	5,500		53,225
Obayashi	25,000		147,433
Odakyu Electric Railway	25,000		219,228
Oji Holdings	35,000		165,159
Olympus	10,000	a	293,813
Omron	8,400		331,873
Ono Pharmaceutical	3,400		297,102
ORACLE JAPAN	1,400		55,550
Oriental Land	2,100		319,626
ORIX	50,600		769,581
Osaka Gas	75,000		302,443
OTSUKA	700		82,819
Otsuka Holdings	14,600		444,967
Panasonic	89,395		1,018,154
Park24	3,800		78,317
Rakuten	29,300		481,996
Resona Holdings	75,900		399,818
Ricoh	28,000		293,748
Rinnai	1,500		115,759
Rohm	3,800		189,345
Sankyo	2,200		104,148
Sanrio	2,100		77,344
Santen Pharmaceutical	3,300		138,692
SBI Holdings	7,830		107,178
Secom	8,500		478,116
Sega Sammy Holdings	7,484		177,610
Sekisui Chemical	17,000		195,522
Sekisui House	23,000		318,648
Seven & I Holdings	30,560		1,211,056
Seven Bank	26,000		98,990

Sharp	46,000	a	156,467
Shikoku Electric Power	6,900	a	98,461
Shimadzu	9,000		79,946
Shimamura	1,000		88,441
Shimano	3,300		293,066
Shimizu	23,000		123,418
Shin-Etsu Chemical	16,600		922,797
Shinsei Bank	67,000		136,279
Shionogi & Co.	12,000		243,939
Shiseido	14,400		228,539
Shizuoka Bank	23,400		235,064
Showa Denko	57,000		77,212
Showa Shell Sekiyu	8,500		80,342
SMC	2,100		522,824
SoftBank	38,400		2,785,773
Sojitz	54,600		93,355
Sony	40,980		646,730
Sony Financial Holdings	7,000		113,117
Stanley Electric	5,500		123,726
Sumco	4,900		37,321
Sumitomo	45,500		564,882
Sumitomo Chemical	60,000		244,379
Sumitomo Electric Industries	30,400		476,571
Sumitomo Heavy Industries	25,000		115,890
Sumitomo Metal Mining	21,000		272,797
Sumitomo Mitsui Financial Group	50,900		2,354,719
Sumitomo Mitsui Trust Holdings	134,640		651,243
Sumitomo Realty & Development	14,000		615,199
Sumitomo Rubber Industries	7,600		104,672
Suntory Beverage & Food	5,200		169,631
Suruga Bank	8,000		135,437
Suzuken	2,920		100,721
Suzuki Motor	14,700		380,805
Sysmex	2,600		143,090
T&D Holdings	23,800		289,683
Taiheiyo Cement	47,000		174,642
Taisei	39,000		170,650
Taisho Pharmaceutical Holdings	1,500		107,836
Taiyo Nippon Sanso	9,000		62,107
Takashimaya	12,000		111,757
Takeda Pharmaceutical	32,000		1,491,922
TDK	4,900		220,915
Teijin	40,000		89,677
Terumo	6,100		283,746
THK	4,400		95,272
Tobu Railway	41,000		190,520
Toho	4,300		88,585
Toho Gas	18,000		83,480
Tohoku Electric Power	16,400	a	176,734
Tokio Marine Holdings	28,000		812,888
Tokyo Electric Power	58,072	a	263,774
Tokyo Electron	6,900		352,560

Tokyo Gas	99,000		495,662
Tokyo Tatemono	17,000		157,729
Tokyu	45,820		284,223
Tokyu Fudosan Holdings	20,900	a	181,159
TonenGeneral Sekiyu	13,000		113,922
Toppan Printing	22,000		160,415
Toray Industries	59,000		386,297
Toshiba	163,000		677,085
TOTO	12,000		189,875
Toyo Seikan Group Holdings	7,100		125,773
Toyo Suisan Kaisha	4,000		125,504
Toyoda Gosei	2,400		50,400
Toyota Boshoku	2,600		29,600
Toyota Industries	6,700		305,134
Toyota Motor	110,757		6,313,129
Toyota Tsusho	8,700		203,587
Trend Micro	4,100		126,057
Tsumura & Co.	2,300		57,094
Ube Industries	46,600		95,274
Unicharm	4,600		250,056
United Urban Investment	97		144,360
USS	9,800		133,898
West Japan Railway	6,800		277,895
Yahoo! Japan	54,800		308,521
Yakult Honsha	3,600		175,839
Yamada Denki	36,200		124,970
Yamaguchi Financial Group	9,000		81,517
Yamaha	7,200		105,775
Yamaha Motor	11,200		147,635
Yamato Holdings	15,600		327,217
Yamato Kogyo	1,800		53,060
Yamazaki Baking	4,000		43,131
Yaskawa Electric	9,000		121,888
Yokogawa Electric	8,800		135,840
Yokohama Rubber	9,000		80,113
			106,200,047
Luxembourg--.1%
RTL Group	1,346		164,261
SES	11,649		373,935
			538,196
Macau--.2%
Sands China	97,813		755,324
Wynn Macau	62,000		265,209
			1,020,533
Mexico--.0%
Fresnillo	8,530		107,881
Netherlands--3.0%
Aegon	71,880		626,313
Airbus Group	23,615		1,673,777
Akzo Nobel	9,700		696,043
ASML Holding	14,493		1,235,064
Corio	2,835		120,503

Delta Lloyd	7,390		189,604
Fugro	2,756		144,140
Gemalto	3,324		373,634
Heineken	9,313		567,813
Heineken Holding	4,035		232,508
ING Groep	155,531	a	2,059,699
Koninklijke Ahold	40,782		679,938
Koninklijke Boskalis Westminster	3,270		156,877
Koninklijke DSM	6,221		411,271
Koninklijke KPN	129,050		481,421
Koninklijke Philips	38,820		1,350,629
Koninklijke Vopak	2,912		160,033
OCI	3,786	a	175,558
QIAGEN	9,940	a	217,685
Randstad Holding	5,158		327,419
Reed Elsevier	27,971		576,303
TNT Express	14,652		128,906
Unilever	65,094		2,428,591
Wolters Kluwer	12,132		334,237
Ziggo	6,005		260,870
			15,608,836
New Zealand--.1%
Auckland International Airport	42,260		124,745
Contact Energy	16,082		67,056
Fletcher Building	27,701		203,023
Ryman Healthcare	12,123		77,326
Telecom Corporation of New Zealand	78,060		148,332
			620,482
Norway--.8%
Aker Solutions	6,700		102,520
DNB	39,514		668,345
Gjensidige Forsikring	8,002		153,422
Norsk Hydro	51,393		233,056
Orkla	31,249		242,953
Seadrill	15,180		545,042
Statoil	45,219		1,073,367
Telenor	26,694		554,652
Yara International	7,417		307,075
			3,880,432
Portugal--.2%
Banco Espirito Santo	66,352	a	101,010
Energias de Portugal	80,517		302,547
Galp Energia	13,867		214,498
Jeronimo Martins	10,446		178,530
Portugal Telecom	27,519		121,128
			917,713
Singapore--1.4%
Ascendas Real Estate Investment Trust	78,912		131,258
CapitaCommercial Trust	76,000		84,168
CapitaLand	105,500		226,799
CapitaMall Trust	97,000		142,232
CapitaMalls Asia	65,000		89,691

City Developments	17,000		116,615
ComfortDelGro	78,700		118,719
DBS Group Holdings	69,588		898,534
Genting Singapore	250,527		271,042
Global Logistic Properties	123,843		270,278
Golden Agri-Resources	278,440		113,490
Hutchison Port Holdings Trust	227,000		150,805
Jardine Cycle & Carriage	4,422		120,480
Keppel	58,700		478,575
Keppel Land	26,000		64,421
Olam International	62,995		73,095
Oversea-Chinese Banking	104,942		761,752
SembCorp Industries	43,254		177,976
SembCorp Marine	38,000		120,924
Singapore Airlines	21,733		163,515
Singapore Exchange	35,000		187,939
Singapore Press Holdings	69,075		215,990
Singapore Technologies Engineering	68,000		202,011
Singapore Telecommunications	322,951		893,547
StarHub	26,918		89,638
United Overseas Bank	51,112		801,413
UOL Group	21,111		96,677
Wilmar International	77,000		188,314
			7,249,898
Spain--3.3%
Abertis Infraestructuras	15,807		353,052
ACS Actividades de Construccion y Servicios	5,340		187,626
Amadeus IT Holding, Cl. A	15,366		607,649
Banco Bilbao Vizcaya Argentaria	232,442		2,776,985
Banco de Sabadell	136,579		403,415
Banco Popular Espanol	52,819		362,958
Banco Santander	455,377		3,931,111
Bankia	161,084	a	278,976
CaixaBank	68,868		422,546
Distribuidora Internacional de Alimentacion	24,682		202,974
Enagas	7,612		208,200
Ferrovial	16,561		318,039
Gas Natural SDG	14,079		348,142
Grifols	5,971		309,427
Iberdrola	192,632		1,187,358
Inditex	8,849		1,320,030
Mapfre	35,362		145,912
Red Electrica	4,424		309,456
Repsol	35,574		832,925
Telefonica	163,766		2,523,518
Zardoya Otis	6,340		106,518
			17,136,817
Sweden--3.2%
Alfa Laval	13,304		322,501
Assa Abloy, Cl. B	13,506		673,049
Atlas Copco, Cl. A	27,167		735,346
Atlas Copco, Cl. B	15,703		392,236

Boliden	11,860		180,074
Electrolux, Ser. B	9,611		203,732
Elekta, Cl. B	14,946		217,753
Ericsson, Cl. B	123,474		1,515,822
Getinge, Cl. B	8,218		282,130
Hennes & Mauritz, Cl. B	38,523		1,659,542
Hexagon, Cl. B	9,712		308,205
Husqvarna, Cl. B	16,174		93,673
Industrivarden, Cl. C	5,510		99,714
Investment AB Kinnevik, Cl. B	8,981		352,123
Investor, Cl. B	18,395		595,042
Lundin Petroleum	8,991	a	155,167
Millicom International Cellular, SDR	2,643		256,743
Nordea Bank	119,625		1,597,108
Sandvik	43,073		603,423
Scania, Cl. B	13,131		268,598
Securitas, Cl. B	13,206		137,090
Skandinaviska Enskilda Banken, Cl. A	61,441		791,320
Skanska, Cl. B	15,609		307,074
SKF, Cl. B	15,801		418,152
Svenska Cellulosa, Cl. B	23,595		671,109
Svenska Handelsbanken, Cl. A	20,201		957,819
Swedbank, Cl. A	36,676		956,336
Swedish Match	8,494		248,795
Tele2, Cl. B	12,374		136,265
TeliaSonera	96,371		715,126
Volvo, Cl. B	61,247		810,044
			16,661,111
Switzerland--9.3%
ABB	87,808	a	2,184,203
Actelion	3,915	a	367,218
Adecco	5,336	a	419,342
Aryzta	3,491	a	274,538
Baloise Holding	1,897		226,672
Barry Callebaut	84	a	99,438
Cie Financiere Richemont	20,821		1,926,614
Coca-Cola HBC-CDI	8,469	a	224,381
Credit Suisse Group	60,812	a	1,832,201
EMS-Chemie Holding	319		109,544
Geberit	1,565		453,116
Givaudan	335	a	495,194
Glencore Xstrata	423,545	a	2,242,635
Holcim	9,258	a	673,291
Julius Baer Group	9,014	a	437,214
Kuehne + Nagel International	2,216		294,270
Lindt & Spruengli	4		214,357
Lindt & Spruengli-PC	29		130,187
Lonza Group	1,942	a	194,571
Nestle	129,552		9,393,371
Novartis	92,361		7,304,246
Pargesa Holding-BR	1,256		100,959
Partners Group Holding	689		163,020

Roche Holding	28,214		7,753,324
Schindler Holding	876		128,638
Schindler Holding-PC	1,724		249,811
SGS	221		499,965
Sika-BR	82		270,048
Sonova Holding	2,104	a	288,902
Sulzer	959		144,626
Swatch Group	1,746		178,812
Swatch Group-BR	1,248		741,882
Swiss Life Holding	1,301	a	280,318
Swiss Prime Site	2,107	a	163,691
Swiss Re	14,281	a	1,233,217
Swisscom	940		516,559
Syngenta	3,778		1,338,685
UBS	145,922	a	2,889,217
Zurich Insurance Group	6,019	a	1,745,180
			48,183,457
United Kingdom--21.3%
3i Group	40,656		249,450
Aberdeen Asset Management	39,934		255,995
Admiral Group	7,931		188,212
Aggreko	11,359		288,646
AMEC	12,404		209,839
Anglo American	56,517		1,332,852
Antofagasta	16,062		224,336
ArcelorMittal	40,401		669,759
ARM Holdings	56,579		868,267
Associated British Foods	14,380		641,375
AstraZeneca	50,116		3,181,637
Aviva	119,290		871,789
Babcock International Group	14,531		331,906
BAE Systems	131,168		923,984
Barclays	611,241		2,732,462
BG Group	136,182		2,285,239
BHP Billiton	84,381		2,491,157
BP	756,433		5,927,563
British American Tobacco	76,224		3,649,689
British Land	37,922		408,559
British Sky Broadcasting Group	41,849		602,091
BT Group	319,924		2,016,353
Bunzl	13,346		304,253
Burberry Group	17,817		423,516
Capita	26,492		427,756
Carnival	7,529		309,134
Centrica	209,861		1,073,326
Cobham	42,313		204,191
Compass Group	73,756		1,102,666
Croda International	5,720		226,442
Diageo	100,507		2,998,776
Direct Line Insurance Group	35,078		152,575
easyJet	6,447		174,037
Experian	40,858		698,208

G4S	62,114		243,658
GKN	65,866		426,245
GlaxoSmithKline	196,476		5,058,624
Hammerson	26,334		227,143
Hargreaves Lansdown	8,738		213,156
HSBC Holdings	749,260		7,708,550
ICAP	23,517		149,315
IMI	12,762		313,565
Imperial Tobacco Group	38,518		1,406,710
Inmarsat	19,204		221,172
InterContinental Hotels Group	10,018		324,065
International Consolidated Airlines Group	38,774	a	265,226
Intertek Group	6,481		301,428
Intu Properties	25,970		134,610
Investec	22,476		144,638
ITV	150,543		486,036
J Sainsbury	49,594		281,543
Johnson Matthey	8,251		437,924
Kingfisher	95,869		581,725
Land Securities Group	31,597		533,858
Legal & General Group	239,396		845,706
Lloyds Banking Group	2,007,747	a	2,745,192
London Stock Exchange Group	7,003		211,642
Marks & Spencer Group	65,191		504,050
Meggitt	31,584		267,370
Melrose Industries	53,387		271,266
National Grid	148,877		1,931,338
Next	6,453		664,338
Old Mutual	197,838		559,687
Pearson	33,060		603,649
Persimmon	12,138	a	261,550
Petrofac	10,370		196,529
Prudential	102,180		2,058,961
Randgold Resources	3,506		241,954
Reckitt Benckiser Group	25,792		1,932,115
Reed Elsevier	48,020		699,721
Resolution	59,778		342,171
Rexam	32,104		259,945
Rio Tinto	50,818		2,706,587
Rolls-Royce Holdings	76,281	a	1,486,779
Royal Bank of Scotland Group	86,347	a	481,546
Royal Dutch Shell, Cl. A	153,308		5,295,325
Royal Dutch Shell, Cl. B	100,636		3,674,194
RSA Insurance Group	150,053		239,194
SABMiller	39,035		1,757,174
Sage Group	41,506		278,257
Schroders	4,200		170,080
Segro	28,963		160,323
Serco Group	19,474		140,090
Severn Trent	10,096		286,558
Shire	22,446		1,121,804
Smith & Nephew	36,491		525,143

Smiths Group	15,834		373,788
SSE	39,048		838,301
Standard Chartered	98,306		2,002,422
Standard Life	95,167		571,126
Subsea 7	11,106		190,989
Tate & Lyle	18,866		234,745
Tesco	327,996		1,726,136
Travis Perkins	9,819		280,253
TUI Travel	20,087		140,346
Tullow Oil	36,652		475,745
Unilever	51,194		1,968,198
United Utilities Group	27,367		322,363
Vodafone Group	1,945,444		7,229,421
Weir Group	8,553		294,121
Whitbread	7,218		444,566
William Hill	35,017		191,185
WM Morrison Supermarkets	88,859		350,086
Wolseley	10,719		577,592
WPP	53,389		1,118,896
			110,155,748
United States--.1%
Transocean	14,585	a	634,179
Total Common Stocks
(cost $431,553,298)			506,642,909

Other Investment--.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,752,261)	4,752,261 [d]	4,752,261

Total Investments (cost $438,533,638)	99.7%	515,096,275
Cash and Receivables (Net)	.3%	1,326,539
Net Assets	100.0%	516,422,814

BR-Bearer Certificate
CDI-Chess Depository Interest
PC-Participation Certificate
REIT-Real Estate Investment Trust
RSP-Risparmio (Savings) Shares
SDR-Swedish Depository Receipts
STRIP-Separate Trading of Registered Interest and Principal of Securities

a	Non-income producing security.
b	The valuation of these securities has been determined in good faith by management under the direction of the Board of
Directors. At January 31, 2014, the value of these securities amounted to $0 or .0% of net assets.
c	Held by or on behalf of a counterparty for open financial futures contracts.
d	Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized appreciation on investments was $76,562,637 of which $113,914,558 related to appreciated investment securities and $37,351,921 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.2
Industrial	12.8
Consumer Discretionary	11.8
Consumer Staples	10.6
Health Care	10.2
Materials	8.0
Energy	6.6
Telecommunication Services	5.6
Information Technology	4.4
Utilities	3.5
Short-Term/Money Market Investments	1.0
99.7
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2014 ($)
Financial Futures Long
ASX SPI 200 Index	7	787,658	March 2014	(8,595)
Euro STOXX 50	48	1,953,793	March 2014	(50,976)
FTSE 100 Index	18	1,911,081	March 2014	(56,149)
TOPIX	11	1,308,114	March 2014	(63,529)

				(179,249)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2014 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
3/19/2014	a	738,484	649,357	644,322	(5,035)
3/19/2014	b	257,400	232,419	224,579	(7,840)
3/19/2014	c	362,609	327,858	316,373	(11,485)
3/19/2014	d	193,541	175,072	168,863	(6,209)

British Pound,
Expiring:
3/19/2014	a	998,848	1,641,323	1,641,440	117
3/19/2014	b	896,766	1,468,224	1,473,685	5,461
3/19/2014	c	344	567	565	(2)
3/19/2014	e	424,079	694,639	696,903	2,264

Euro,
Expiring:
3/19/2014	a	1,339,602	1,827,571	1,806,747	(20,824)
3/19/2014	b	1,382,576	1,902,805	1,864,706	(38,099)
3/19/2014	c	62,741	86,376	84,620	(1,756)

Japanese Yen,
Expiring:
2/4/2014	a	7,785,453	75,782	76,201	419
3/19/2014	a	136,676,518	1,320,527	1,338,039	17,512
3/19/2014	b	56,811,600	551,390	556,175	4,785
3/19/2014	c	69,816,058	678,904	683,487	4,583
3/19/2014	f	4,772,385	46,588	46,721	133

Sales:			Proceeds ($)
Australian Dollar,
Expiring:
3/19/2014	a	594,026	525,730	518,283	7,447
3/19/2014	b	123,651	110,055	107,884	2,171
3/19/2014	c	23,253	20,538	20,288	250

British Pound,
Expiring:

3/19/2014	a	952,349	1,562,360	1,565,027	(2,667)
3/19/2014	b	256,492	419,993	421,502	(1,509)

Euro,
Expiring:
2/4/2014	a	55,899	75,782	75,391	391
3/19/2014	a	977,736	1,336,453	1,318,691	17,762
3/19/2014	b	503,152	688,939	678,611	10,328

Japanese Yen,
Expiring:
3/19/2014	a	115,703,722	1,120,120	1,132,719	(12,599)
3/19/2014	b	30,555,408	291,579	299,132	(7,553)

Gross Unrealized Appreciation					73,623
Gross Unrealized Depreciation					(115,578)

Counterparties:
a	Bank of America
b	Citigroup
c	Goldman Sachs International
d	Standard Chartered Bank
e	BNP Paribas
f	UBS

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	-	634,179++	-	634,179
Equity Securities - Foreign Common Stocks+	-	506,008,730++	0	506,008,730
Equity Securities - Foreign Preferred Stocks+	-	3,178,888++	-	3,178,888
Mutual Funds	4,752,261	-	-	4,752,261
U.S. Treasury	-	389,942	-	389,942
Rights+	2,921	129,354++	-	132,275
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	73,623	-	73,623
Liabilities ($)
Other Financial Instruments:
Financial Futures+++	(179,249)	-	-	(179,249)
Forward Foreign Currency Exchange Contracts+++	-	(115,578)	-	(115,578)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
January 31, 2014 (Unaudited)

Common Stocks--99.5%	Shares		Value ($)
Automobiles & Components--1.1%
BorgWarner	39,860		2,140,482
Delphi Automotive	47,688		2,903,722
Ford Motor	672,510		10,060,750
General Motors	193,979		6,998,762
Goodyear Tire & Rubber	43,150		1,020,929
Harley-Davidson	38,501		2,375,127
Johnson Controls	118,356		5,458,579
			30,958,351
Banks--2.9%
BB&T	120,790		4,518,754
Comerica	31,141		1,426,258
Fifth Third Bancorp	151,694		3,188,608
Hudson City Bancorp	77,460		700,238
Huntington Bancshares	139,975		1,269,573
KeyCorp	150,677		1,922,638
M&T Bank	22,179		2,473,180
People's United Financial	52,854		751,055
PNC Financial Services Group	90,565		7,234,332
Regions Financial	237,668		2,417,084
SunTrust Banks	92,256		3,415,317
U.S. Bancorp	313,935		12,472,638
Wells Fargo & Co.	819,327		37,148,286
Zions Bancorporation	33,419		960,796
			79,898,757
Capital Goods--8.1%
3M	109,169		13,994,374
Allegion	15,633	a	771,489
AMETEK	42,934		2,121,798
Boeing	118,017		14,782,809
Caterpillar	109,302		10,264,551
Cummins	30,235		3,839,240
Danaher	102,905		7,655,103
Deere & Co.	65,612		5,640,008
Dover	29,488		2,552,481
Eaton	80,701		5,898,436
Emerson Electric	119,918		7,907,393
Fastenal	47,507	b	2,086,982
Flowserve	24,375		1,763,044
Fluor	28,452		2,161,214
General Dynamics	57,462		5,821,475
General Electric	1,729,686		43,467,009
Honeywell International	134,867		12,303,916
Illinois Tool Works	69,968		5,518,376
Ingersoll-Rand	45,200		2,657,308
Jacobs Engineering Group	22,340	a	1,356,261

Joy Global	18,859	b	995,567
L-3 Communications Holdings	15,119		1,679,267
Lockheed Martin	46,140		6,962,987
Masco	61,285		1,296,791
Northrop Grumman	37,660		4,351,613
PACCAR	60,615		3,394,440
Pall	19,090		1,529,109
Parker Hannifin	25,965		2,943,652
Pentair	34,313		2,550,485
Precision Castparts	25,061		6,384,290
Quanta Services	37,851	a	1,179,816
Raytheon	54,683		5,198,713
Rockwell Automation	23,946		2,749,959
Rockwell Collins	23,815		1,799,461
Roper Industries	16,869		2,315,102
Snap-on	10,081		1,009,612
Stanley Black & Decker	26,930		2,084,382
Textron	48,699		1,728,814
United Technologies	144,109		16,431,308
W.W. Grainger	10,557		2,475,405
Xylem	30,812		1,027,888
			222,651,928
Commercial & Professional Services--.7%
ADT	35,540	b	1,067,622
Cintas	17,248		984,343
Dun & Bradstreet	6,424		706,640
Equifax	20,748		1,453,605
Iron Mountain	30,330		801,015
Nielsen Holdings	43,816		1,852,979
Pitney Bowes	34,177		860,577
Republic Services	45,540		1,458,646
Robert Half International	24,946		1,042,244
Stericycle	14,882	a	1,742,087
Tyco International	80,800		3,271,592
Waste Management	74,655		3,119,086
			18,360,436
Consumer Durables & Apparel--1.3%
Coach	47,335		2,266,873
D.R. Horton	48,521		1,139,273
Fossil Group	8,635	a	965,652
Garmin	19,839	b	893,747
Harman International Industries	11,678		1,207,856
Hasbro	19,752		970,218
Leggett & Platt	25,041		751,731
Lennar, Cl. A	29,000		1,164,640
Mattel	57,594		2,179,357
Michael Kors Holdings	31,123	a	2,487,661
Mohawk Industries	10,474	a	1,489,193
Newell Rubbermaid	48,439		1,496,765
NIKE, Cl. B	127,380		9,279,633
PulteGroup	60,015		1,219,505
PVH	13,933		1,684,082

Ralph Lauren	10,084		1,582,079
VF	60,224		3,520,093
Whirlpool	13,313		1,774,623
			36,072,981
Consumer Services--1.8%
Carnival	75,553		2,960,922
Chipotle Mexican Grill	5,387	a	2,973,409
Darden Restaurants	21,807		1,078,138
Graham Holdings	721		451,389
H&R Block	48,006		1,459,382
International Game Technology	44,710		645,165
Marriott International, Cl. A	38,023		1,874,534
McDonald's	169,865		15,996,187
Starbucks	128,464		9,136,360
Starwood Hotels & Resorts
Worldwide	33,228	c	2,482,464
Wyndham Worldwide	23,021		1,633,110
Wynn Resorts	13,838		3,008,658
Yum! Brands	76,298		5,123,411
			48,823,129
Diversified Financials--8.3%
American Express	157,219		13,366,759
Ameriprise Financial	33,747		3,565,033
Bank of America	1,822,639		30,529,203
Bank of New York Mellon	198,175		6,333,673
Berkshire Hathaway, Cl. B	307,663	a	34,335,191
BlackRock	21,817		6,555,354
Capital One Financial	98,173		6,931,996
Charles Schwab	199,789		4,958,763
Citigroup	518,228		24,579,554
CME Group	54,223		4,053,711
Discover Financial Services	81,296		4,361,530
E*TRADE Financial	42,286	a	846,566
Franklin Resources	68,989		3,588,118
Goldman Sachs Group	71,910		11,801,869
IntercontinentalExchange Group	19,605		4,093,328
Invesco	75,464		2,509,178
JPMorgan Chase & Co.	642,545		35,571,291
Legg Mason	19,474	b	824,724
Leucadia National	52,336		1,430,343
McGraw-Hill Financial	46,232		3,515,481
Moody's	31,916		2,380,295
Morgan Stanley	237,705		7,014,675
NASDAQ OMX Group	19,811		755,790
Northern Trust	38,540		2,320,879
SLM	74,903		1,704,792
State Street	74,613		4,995,340
T. Rowe Price Group	44,813		3,515,132
			226,438,568
Energy--9.9%
Anadarko Petroleum	86,315		6,964,757
Apache	67,881		5,448,129

Baker Hughes	75,768		4,291,500
Cabot Oil & Gas	71,103		2,842,698
Cameron International	41,274	a	2,475,202
Chesapeake Energy	87,315		2,349,647
Chevron	328,748		36,698,139
ConocoPhillips	209,084		13,580,006
CONSOL Energy	38,205		1,426,957
Denbury Resources	61,126		982,295
Devon Energy	65,876		3,901,177
Diamond Offshore Drilling	12,503		606,896
Ensco, Cl. A	40,955		2,062,903
EOG Resources	46,850		7,741,494
EQT	26,271		2,438,211
Exxon Mobil	747,056		68,848,681
FMC Technologies	40,135	a	1,984,274
Halliburton	145,532		7,132,523
Helmerich & Payne	17,889		1,574,948
Hess	48,606		3,669,267
Kinder Morgan	116,195		3,951,792
Marathon Oil	119,114		3,905,748
Marathon Petroleum	51,097		4,447,994
Murphy Oil	30,154		1,707,018
Nabors Industries	46,161		788,430
National Oilwell Varco	72,785		5,459,603
Newfield Exploration	23,525	a	582,714
Noble	42,363		1,314,524
Noble Energy	60,923		3,797,331
Occidental Petroleum	137,524		12,042,977
Peabody Energy	48,931		834,274
Phillips 66	102,100		7,462,489
Pioneer Natural Resources	24,222		4,101,269
QEP Resources	32,621		1,007,663
Range Resources	27,515		2,371,518
Rowan, Cl. A	22,488	a	705,449
Schlumberger	224,912		19,695,544
Southwestern Energy	59,852	a	2,435,378
Spectra Energy	114,783		4,126,449
Tesoro	22,791		1,174,192
Transocean	58,859		2,547,418
Valero Energy	91,586		4,680,045
Williams	115,979		4,695,990
WPX Energy	35,479	a	675,875
			271,531,388
Food & Staples Retailing--2.3%
Costco Wholesale	74,445		8,364,640
CVS Caremark	203,127		13,755,760
Kroger	88,113		3,180,879
Safeway	41,753		1,304,364
Sysco	100,736		3,533,819
Wal-Mart Stores	276,347		20,637,594
Walgreen	150,000		8,602,500
Whole Foods Market	64,281		3,359,325

			62,738,881
Food, Beverage & Tobacco--5.1%
Altria Group	341,229		12,018,085
Archer-Daniels-Midland	113,244		4,470,873
Beam	27,453		2,286,835
Brown-Forman, Cl. B	27,480		2,115,960
Campbell Soup	31,488		1,297,620
Coca-Cola	648,863		24,539,999
Coca-Cola Enterprises	40,840		1,767,964
ConAgra Foods	73,325		2,331,002
Constellation Brands, Cl. A	27,982	a	2,145,380
Dr. Pepper Snapple Group	35,584		1,703,762
General Mills	107,782		5,175,692
Hershey	25,252		2,510,049
Hormel Foods	22,888		1,040,031
J.M. Smucker	17,792		1,714,971
Kellogg	44,935		2,605,331
Kraft Foods Group	103,055		5,394,929
Lorillard	62,816		3,091,804
McCormick & Co.	22,409		1,438,210
Mead Johnson Nutrition	34,408		2,645,631
Molson Coors Brewing, Cl. B	27,760		1,461,286
Mondelez International, Cl. A	301,306		9,867,771
Monster Beverage	22,911	a	1,555,657
PepsiCo	261,945		21,049,900
Philip Morris International	273,696		21,386,605
Reynolds American	54,382		2,637,527
Tyson Foods, Cl. A	45,803		1,713,032
			139,965,906
Health Care Equipment & Services--4.3%
Abbott Laboratories	265,606		9,737,116
Aetna	63,748		4,355,901
AmerisourceBergen	39,860		2,679,389
Baxter International	93,472		6,384,138
Becton Dickinson & Co.	33,145		3,583,637
Boston Scientific	225,392	a	3,049,554
C.R. Bard	13,683		1,773,180
Cardinal Health	57,874		3,936,589
CareFusion	37,094	a	1,512,322
Cerner	50,701	a	2,884,380
Cigna	47,952		4,138,737
Covidien	78,163		5,333,843
DaVita HealthCare Partners	29,644	a	1,924,785
DENTSPLY International	24,840		1,146,118
Edwards Lifesciences	18,817	a	1,225,363
Express Scripts Holding	138,397	a	10,336,872
Humana	26,702		2,598,105
Intuitive Surgical	6,468	a	2,636,227
Laboratory Corp. of America
Holdings	14,550	a	1,307,026
McKesson	39,368		6,866,173
Medtronic	171,481		9,698,965

Patterson	15,412		615,863
Quest Diagnostics	25,238		1,324,995
St. Jude Medical	49,061		2,979,475
Stryker	51,099		3,965,282
Tenet Healthcare	16,842	a	774,900
UnitedHealth Group	171,761		12,414,885
Varian Medical Systems	18,628	a	1,514,643
WellPoint	50,143		4,312,298
Zimmer Holdings	29,086		2,733,211
			117,743,972
Household & Personal Products--2.1%
Avon Products	77,007		1,146,634
Clorox	22,165		1,956,505
Colgate-Palmolive	149,816		9,173,234
Estee Lauder, Cl. A	43,756		3,007,787
Kimberly-Clark	64,946		7,103,144
Procter & Gamble	464,618		35,599,031
			57,986,335
Insurance--2.9%
ACE	57,800		5,422,218
Aflac	79,193		4,971,737
Allstate	78,904		4,039,885
American International Group	251,191		12,047,120
Aon	52,221		4,201,702
Assurant	12,368		808,249
Chubb	43,037		3,638,348
Cincinnati Financial	26,035		1,261,396
Genworth Financial, Cl. A	83,117	a	1,225,976
Hartford Financial Services Group	75,465		2,509,211
Lincoln National	44,563		2,140,361
Loews	52,171		2,326,305
Marsh & McLennan	93,887		4,291,575
MetLife	191,120		9,374,436
Principal Financial Group	48,175		2,098,985
Progressive	94,831		2,203,872
Prudential Financial	79,433		6,703,351
Torchmark	15,514		1,165,877
Travelers	61,882		5,029,769
Unum Group	46,363		1,492,889
XL Group	47,665		1,369,892
			78,323,154
Materials--3.5%
Air Products & Chemicals	36,162		3,802,073
Airgas	11,135		1,149,577
Alcoa	180,823	b	2,081,273
Allegheny Technologies	18,808		591,324
Avery Dennison	17,132		844,094
Ball	24,565		1,257,482
Bemis	17,582		677,083
CF Industries Holdings	9,979		2,303,752
Cliffs Natural Resources	26,122	b	504,677
Dow Chemical	208,277		9,478,686

E.I. du Pont de Nemours & Co.	157,878		9,632,137
Eastman Chemical	26,907		2,097,670
Ecolab	46,415		4,666,564
FMC	22,314		1,576,038
Freeport-McMoRan Copper & Gold	176,654		5,725,356
International Flavors & Fragrances	14,164		1,227,736
International Paper	75,156		3,587,947
LyondellBasell Industries, Cl. A	74,279		5,850,214
MeadWestvaco	30,975		1,117,268
Monsanto	90,336		9,625,301
Mosaic	58,149		2,596,934
Newmont Mining	83,664		1,807,142
Nucor	54,989		2,658,718
Owens-Illinois	27,469	a	880,107
PPG Industries	24,298		4,430,983
Praxair	50,773		6,332,409
Sealed Air	34,582		1,078,613
Sherwin-Williams	14,661		2,686,775
Sigma-Aldrich	20,478		1,903,840
United States Steel	26,106	b	681,628
Vulcan Materials	21,789		1,345,035
			94,198,436
Media--3.7%
Cablevision Systems (NY Group),
Cl. A	34,947		560,550
CBS, Cl. B	94,908		5,572,998
Comcast, Cl. A	445,158		24,238,853
DIRECTV	83,079	a	5,768,175
Discovery Communications, Cl. A	38,514	a	3,072,647
Gannett	40,778		1,122,618
Interpublic Group of Cos.	70,523		1,150,935
News Corp., Cl. A	83,146	a	1,327,010
Omnicom Group	43,541		3,160,206
Scripps Networks Interactive, Cl.
A	19,387		1,405,945
Time Warner	155,443		9,766,484
Time Warner Cable	47,957		6,391,229
Twenty-First Century Fox, Cl. A	337,242		10,731,040
Viacom, Cl. B	69,550		5,710,055
Walt Disney	279,134		20,267,920
			100,246,665
Pharmaceuticals, Biotech & Life Sciences--9.1%
AbbVie	271,485		13,365,207
Actavis	29,790	a	5,629,714
Agilent Technologies	55,949		3,253,434
Alexion Pharmaceuticals	33,274	a	5,281,582
Allergan	50,512		5,788,675
Amgen	128,711		15,310,173
Biogen Idec	40,594	a	12,691,308
Bristol-Myers Squibb	281,015		14,042,320
Celgene	70,822	a	10,759,986
Eli Lilly & Co.	168,913		9,122,991

Forest Laboratories	40,896	a	2,711,405
Gilead Sciences	261,862	a	21,119,170
Hospira	27,494	a	1,210,011
Johnson & Johnson	482,329		42,671,647
Merck & Co.	499,186		26,441,882
Mylan	65,197	a	2,960,596
PerkinElmer	20,343		886,955
Perrigo Company	23,052		3,588,274
Pfizer	1,107,669		33,673,138
Regeneron Pharmaceuticals	13,571	a	3,916,455
Thermo Fisher Scientific	62,079		7,147,776
Vertex Pharmaceuticals	39,501	a	3,122,159
Waters	14,360	a	1,554,757
Zoetis	85,346		2,591,105
			248,840,720
Real Estate--2.0%
American Tower	67,062	c	5,423,975
Apartment Investment & Management,
Cl. A	26,808	c	749,820
AvalonBay Communities	20,684	c	2,554,474
Boston Properties	26,639	c	2,879,409
CBRE Group, Cl. A	49,281	a	1,307,918
Equity Residential	57,664	c	3,193,432
General Growth Properties	91,012	c	1,832,982
HCP	78,341	c	3,067,050
Health Care	49,680	c	2,877,466
Host Hotels & Resorts	127,505	c	2,344,817
Kimco Realty	68,950	c	1,441,745
Macerich	24,295	c	1,375,097
Plum Creek Timber	28,023	c	1,206,951
Prologis	85,342	c	3,307,856
Public Storage	24,774	c	3,904,135
Simon Property Group	52,855	c	8,184,068
Ventas	49,675	c	3,099,223
Vornado Realty Trust	29,837	c	2,739,932
Weyerhaeuser	99,813	c	2,982,412
			54,472,762
Retailing--4.3%
Amazon.com	63,344	a	22,720,859
AutoNation	11,377	a	561,910
AutoZone	5,904	a	2,922,834
Bed Bath & Beyond	36,578	a	2,335,505
Best Buy	45,619		1,073,871
CarMax	37,907	a	1,709,985
Dollar General	50,223	a	2,828,559
Dollar Tree	36,123	a	1,824,934
Expedia	17,253		1,121,100
Family Dollar Stores	16,391		1,013,292
GameStop, Cl. A	19,268		675,729
Gap	45,970		1,750,538
Genuine Parts	25,965		2,135,621
Home Depot	240,494		18,481,964

Kohl's	34,082		1,725,572
L Brands	41,129		2,153,514
Lowe's	178,198		8,248,785
Macy's	63,921		3,400,597
Netflix	10,146	a	4,153,062
Nordstrom	24,113		1,385,292
O'Reilly Automotive	18,080	a	2,368,118
PetSmart	18,442		1,161,846
priceline.com	8,836	a	10,116,248
Ross Stores	37,454		2,543,501
Staples	114,694	b	1,509,373
Target	108,407		6,140,172
The TJX Companies	122,042		7,000,329
Tiffany & Co.	18,448		1,534,689
Tractor Supply	23,868		1,587,461
TripAdvisor	19,513	a	1,506,208
Urban Outfitters	19,231	a	688,854
			118,380,322
Semiconductors & Semiconductor Equipment--2.0%
Altera	54,958		1,837,246
Analog Devices	52,479		2,533,161
Applied Materials	205,594		3,458,091
Broadcom, Cl. A	93,769		2,790,565
First Solar	10,675	a	539,941
Intel	849,091		20,836,693
KLA-Tencor	28,256		1,736,896
Lam Research	27,672	a	1,400,480
Linear Technology	40,484		1,803,157
LSI	90,852		1,002,098
Microchip Technology	33,824	b	1,517,345
Micron Technology	182,598	a	4,207,058
NVIDIA	96,700	b	1,518,190
Texas Instruments	186,428		7,904,547
Xilinx	46,090		2,139,498
			55,224,966
Software & Services--10.5%
Accenture, Cl. A	108,321		8,652,681
Adobe Systems	79,560	a	4,709,156
Akamai Technologies	30,772	a	1,467,209
Alliance Data Systems	8,364	a	2,004,516
Autodesk	38,698	a	1,983,272
Automatic Data Processing	82,556		6,323,790
CA	56,982		1,827,983
Citrix Systems	32,379	a	1,750,733
Cognizant Technology Solutions,
Cl. A	51,795	a	5,019,971
Computer Sciences	24,826		1,499,739
eBay	198,672	a	10,569,350
Electronic Arts	54,599	a	1,441,414
Facebook, Cl. A	280,737	a	17,565,714
Fidelity National Information
Services	50,069		2,538,498

Fiserv	44,842	a	2,513,394
Google, Cl. A	47,981	a	56,664,122
International Business Machines	174,439		30,819,883
Intuit	49,418		3,619,868
MasterCard, Cl. A	176,680		13,371,142
Microsoft	1,298,753		49,157,801
Oracle	599,445		22,119,520
Paychex	56,075	b	2,345,056
Red Hat	32,818	a	1,854,217
salesforce.com	94,275	a	5,706,466
Symantec	121,375		2,598,639
Teradata	28,299	a	1,163,655
Total System Services	28,103		839,718
VeriSign	22,359	a	1,313,591
Visa, Cl. A	86,962		18,734,224
Western Union	95,917		1,477,122
Yahoo!	160,496	a	5,781,066
			287,433,510
Technology Hardware & Equipment--6.2%
Amphenol, Cl. A	27,399		2,380,425
Apple	153,873		77,028,824
Cisco Systems	913,114		20,006,328
Corning	245,558		4,226,053
EMC	350,632		8,499,320
F5 Networks	13,854	a	1,482,378
FLIR Systems	25,374		804,863
Harris	17,893		1,240,701
Hewlett-Packard	330,028		9,570,812
Jabil Circuit	32,358		581,473
Juniper Networks	88,073	a	2,343,623
Motorola Solutions	38,847		2,478,439
NetApp	57,918	b	2,452,248
QUALCOMM	288,554		21,416,478
SanDisk	38,536		2,680,179
Seagate Technology	56,536		2,988,493
TE Connectivity	70,100		3,961,351
Western Digital	36,364		3,133,486
Xerox	196,633		2,133,468
			169,408,942
Telecommunication Services--2.3%
AT&T	900,276		29,997,196
CenturyLink	99,978		2,885,365
Crown Castle International	57,706	a	4,094,818
Frontier Communications	165,132	b	776,120
Verizon Communications	488,883		23,476,162
Windstream Holdings	106,795	b	798,827
			62,028,488
Transportation--2.0%
C.H. Robinson Worldwide	25,541		1,495,170
CSX	172,145		4,632,422
Delta Air Lines	146,239		4,476,376
Expeditors International of

Washington	35,804	1,462,951
FedEx	51,065	6,807,986
Kansas City Southern	18,719	1,976,539
Norfolk Southern	52,874	4,895,604
Ryder System	9,785	696,594
Southwest Airlines	120,873	2,532,289
Union Pacific	78,582	13,692,128
United Parcel Service, Cl. B	122,880	11,701,862
		54,369,921
Utilities--3.1%
AES	108,632	1,527,366
AGL Resources	21,260	1,015,803
Ameren	41,415	1,567,144
American Electric Power	83,498	4,075,537
CenterPoint Energy	72,434	1,694,956
CMS Energy	45,572	1,266,446
Consolidated Edison	49,868	2,713,318
Dominion Resources	99,736	6,773,072
DTE Energy	30,234	2,062,563
Duke Energy	120,256	8,492,479
Edison International	56,928	2,741,652
Entergy	31,245	1,969,372
Exelon	146,961	4,261,869
FirstEnergy	71,055	2,237,522
Integrys Energy Group	13,486	732,829
NextEra Energy	73,553	6,761,727
NiSource	55,163	1,895,952
Northeast Utilities	55,335	2,423,673
NRG Energy	54,842	1,527,350
ONEOK	36,024	2,467,284
Pepco Holdings	42,315	822,180
PG&E	75,954	3,201,461
Pinnacle West Capital	18,129	954,129
PPL	108,770	3,325,099
Public Service Enterprise Group	86,131	2,871,608
SCANA	24,197	1,143,792
Sempra Energy	38,477	3,567,203
Southern	150,465	6,205,177
TECO Energy	37,265	610,401
Wisconsin Energy	38,946	1,661,826
Xcel Energy	86,034	2,487,243
		85,058,033
Total Common Stocks
(cost $1,186,054,149)		2,721,156,551

	Principal
Short-Term Investments--.0%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.08%, 6/26/14
(cost $1,404,570)	1,405,000[d]	1,404,784

Other Investment--.9%	Shares	Value ($)
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $23,699,467)	23,699,467 [e]	23,699,467
Investment of Cash Collateral for
Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $8,104,060)	8,104,060 [e]	8,104,060
Total Investments (cost $1,219,262,246)	100.7%	2,754,364,862
Liabilities, Less Cash and Receivables	(.7%)	(20,123,438)
Net Assets	100.0%	2,734,241,424

a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2014, the value of the fund's securities on loan was $15,580,637 and the value of the collateral held by the fund was $16,221,522, consisting of cash collateral of $8,104,060 and U.S. Government &
Agency securities valued at $8,117,462.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized appreciation on investments was $1,535,102,616 of which $1,565,143,569 related to appreciated investment securities and $30,040,953 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	10.5
Energy	9.9
Pharmaceuticals, Biotech & Life Sciences	9.1
Diversified Financials	8.3
Capital Goods	8.1
Technology Hardware & Equipment	6.2
Food, Beverage & Tobacco	5.1
Health Care Equipment & Services	4.3
Retailing	4.3
Media	3.7
Materials	3.5
Utilities	3.1
Banks	2.9
Insurance	2.9
Food & Staples Retailing	2.3
Telecommunication Services	2.3
Household & Personal Products	2.1
Real Estate	2.0
Semiconductors & Semiconductor Equipment	2.0
Transportation	2.0
Consumer Services	1.8
Consumer Durables & Apparel	1.3
Money Market Investments	1.2
Automobiles & Components	1.1
Commercial & Professional Services	.7

100.7

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2014	($)
Financial Futures Long
Standard & Poor's 500 E-mini	308	27,359,640	March 2014	(789,123)

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,716,605,987	-	-	2,716,605,987
Equity Securities - Foreign Common Stocks+	4,550,564	-	-	4,550,564
Mutual Funds	31,803,527	-	-	31,803,527
U.S. Treasury	-	1,404,784	-	1,404,784
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(789,123)	-	-	(789,123)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
January 31, 2014 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)
Automobiles & Components--.6%
Dorman Products	78,281	a	4,083,137
Drew Industries	57,365		2,758,683
Spartan Motors	35,411		203,613
Standard Motor Products	53,229		1,741,121
Superior Industries International	37,955		691,161
Winnebago Industries	70,269	a	1,683,645
			11,161,360
Banks--8.3%
Bank Mutual	153,521		1,050,084
Bank of the Ozarks	73,264		4,644,938
Banner	61,727		2,273,405
BBCN Bancorp	166,642		2,507,962
BofI Holding	27,491	a	2,274,880
Boston Private Financial Holdings	230,533		2,833,251
Brookline Bancorp	116,688		1,038,523
Cardinal Financial	75,620		1,289,321
City Holding	37,313	b	1,664,906
Columbia Banking System	121,171		3,163,775
Community Bank System	89,335		3,180,326
CVB Financial	238,677		3,561,061
Dime Community Bancshares	39,459		644,760
F.N.B.	363,457		4,303,331
First BanCorp	336,333	a	1,644,668
First Commonwealth Financial	283,544		2,327,896
First Financial Bancorp	143,697		2,382,496
First Financial Bankshares	77,560	b	4,744,345
First Midwest Bancorp	205,293		3,278,529
Glacier Bancorp	206,924		5,469,001
Hanmi Financial	103,277		2,227,685
Home BancShares	119,700		3,691,548
Independent Bank	43,305		1,565,909
MB Financial	149,666		4,205,615
National Penn Bancshares	321,669		3,338,924
NBT Bankcorp	87,204		2,096,384
Northwest Bancshares	204,287		2,872,275
Old National Bancorp	293,108		4,103,512
Oritani Financial	136,475		2,148,117
PacWest Bancorp	101,118	b	4,055,843
Pinnacle Financial Partners	101,121		3,300,589
PrivateBancorp	184,588		5,277,371
Provident Financial Services	136,839		2,370,051
S&T Bancorp	94,225		2,203,923
Simmons First National, Cl. A	54,265		1,873,770
Sterling Bancorp	190,113		2,395,424
Susquehanna Bancshares	459,246		4,973,634
Taylor Capital Group	19,934	a	445,126

Texas Capital Bancshares	96,085	a	5,714,175
Tompkins Financial	18,914		887,067
TrustCo Bank	162,219		1,059,290
UMB Financial	87,475		5,186,393
Umpqua Holdings	313,981	b	5,513,506
United Bankshares	145,640	b	4,353,180
United Community Banks	126,622	a	2,112,055
ViewPoint Financial Group	105,269		2,591,723
Wilshire Bancorp	169,402		1,687,244
Wintrust Financial	108,149		4,740,171
			141,267,962
Capital Goods--9.8%
AAON	87,893		2,606,906
AAR	119,973		3,197,280
Actuant, Cl. A	200,466		6,859,947
Aegion	91,284	a	1,873,148
Aerovironment	31,298	a	933,306
Albany International, Cl. A	81,615		2,821,431
American Science & Engineering	22,657		1,549,512
American Woodmark	43,628	a	1,531,779
Apogee Enterprises	69,254		2,340,785
Applied Industrial Technologies	114,890		5,806,541
Astec Industries	52,446		1,950,991
AZZ	53,342		2,230,229
Barnes Group	124,422		4,658,360
Brady, Cl. A	117,301		3,209,355
Briggs & Stratton	144,769		3,050,283
CIRCOR International	46,047		3,316,305
Comfort Systems USA	110,011		1,874,587
Cubic	43,269		2,143,114
Curtiss-Wright	118,883		7,301,794
DXP Enterprises	28,587	a	2,745,495
Dycom Industries	69,075	a	1,922,357
EMCOR Group	172,840		7,347,428
Encore Wire	46,121		2,356,322
EnerSys	126,861		8,634,160
Engility Holdings	58,195	a	2,229,450
EnPro Industries	51,344	a	3,724,494
ESCO Technologies	59,988		2,093,581
Federal Signal	182,602	a	2,249,657
Franklin Electric	87,500		3,486,000
GenCorp	122,321	a,b	2,081,903
Gibraltar Industries	67,653	a	1,208,283
Griffon	99,879		1,254,480
II-VI	150,601	a	2,299,677
John Bean Technologies	83,222		2,569,063
Kaman	62,967		2,440,601
Lindsay	37,246	b	3,165,910
Lydall	70,360	a	1,243,261
Moog, Cl. A	121,631	a	7,305,158
Mueller Industries	69,025		4,296,116
National Presto Industries	9,225	a	701,930

Orbital Sciences	154,876	a	3,786,718
Orion Marine Group	50,589	a	566,597
Powell Industries	17,611		1,081,492
Quanex Building Products	76,180		1,443,611
Simpson Manufacturing	110,845		3,613,547
Standex International	31,175		1,773,234
Teledyne Technologies	97,996	a	9,002,893
Tennant	40,580		2,602,395
Titan International	117,588		1,970,775
Toro	149,954		9,501,085
Universal Forest Products	50,761		2,667,491
Vicor	30,461	a	314,662
Watts Water Technologies, Cl. A	73,570		4,121,391
			167,056,870
Commercial & Professional Services--3.4%
ABM Industries	122,066		3,254,280
CDI	36,364		622,552
Consolidated Graphics	27,207	a	1,764,102
Exponent	34,028		2,457,502
G&K Services, Cl. A	48,185		2,693,060
Healthcare Services Group	159,284		4,321,375
Heidrick & Struggles International	36,877		615,108
Insperity	57,339		1,893,334
Interface	142,575		2,986,946
Kelly Services, Cl. A	60,424		1,448,968
Korn/Ferry International	123,105	a	2,888,043
Mobile Mini	101,295		3,917,078
Navigant Consulting	138,627	a	2,435,676
On Assignment	124,296	a	3,689,105
Resources Connection	104,396		1,407,258
Tetra Tech	149,965	a	4,425,467
TrueBlue	119,244	a	2,925,055
UniFirst	43,473		4,599,443
United Stationers	107,777		4,465,201
Viad	41,695		1,096,162
WageWorks	68,300	a	4,247,577
			58,153,292
Consumer Durables & Apparel--4.5%
Arctic Cat	41,737		1,767,145
Blyth	25,232	b	236,676
Callaway Golf	148,917		1,216,652
Crocs	219,329	a	3,366,700
Ethan Allen Interiors	84,606	b	2,135,455
Fifth & Pacific Companies	292,783	a	8,402,872
G-III Apparel Group	42,345	a	2,962,880
Helen of Troy	67,700	a	3,726,208
Iconix Brand Group	140,293	a	5,218,900
iRobot	67,101	a,b	2,371,349
JAKKS Pacific	54,153	b	311,921
La-Z-Boy	142,581		3,838,281
M/I Homes	58,256	a	1,432,515
Meritage Homes	91,661	a	4,451,975

Movado Group	45,638		1,722,835
Oxford Industries	32,469		2,450,435
Perry Ellis International	28,940	a	453,490
Quiksilver	292,467	a,b	2,061,892
Ryland Group	114,976		5,132,529
Skechers USA, Cl. A	111,450	a	3,219,791
Standard Pacific	379,595	a	3,340,436
Steven Madden	159,673	a	5,203,743
Sturm Ruger & Co.	52,900	b	4,029,393
Universal Electronics	45,404	a	1,622,739
Wolverine World Wide	246,702		6,882,986
			77,559,798
Consumer Services--4.1%
American Public Education	54,730	a,b	2,316,721
Biglari Holdings	2,576	a	1,125,609
BJ's Restaurants	45,538	a,b	1,291,458
Boyd Gaming	181,231	a	1,913,799
Buffalo Wild Wings	44,301	a	6,284,540
Capella Education	29,091		1,814,987
Career Education	106,256	a	578,033
CEC Entertainment	51,716		2,790,595
Cracker Barrel Old Country Store	65,810		6,515,848
DineEquity	44,028		3,425,819
Hillenbrand	142,017		3,844,400
Interval Leisure Group	106,451		2,810,306
ITT Educational Services	52,183	a,b	1,534,180
Jack in the Box	119,079	a	6,021,825
Marcus	79,304		1,035,710
Marriott Vacations Worldwide	84,754	a	4,058,022
Monarch Casino & Resort	38,400	a	739,968
Multimedia Games Holding Company	77,441	a	2,459,526
Papa John's International	70,244		3,380,844
Pinnacle Entertainment	146,619	a	3,203,625
Red Robin Gourmet Burgers	32,520	a	2,095,264
Regis	72,893		898,771
Ruby Tuesday	112,421	a	629,558
Ruth's Hospitality Group	110,912		1,451,838
Sonic	133,577	a	2,376,335
Strayer Education	29,270	a,b	1,023,279
Texas Roadhouse	150,819		3,657,361
Universal Technical Institute	43,320		509,876
			69,788,097
Diversified Financials--4.0%
Calamos Asset Management, Cl. A	56,552		648,651
Cash America International	86,001	b	3,158,817
Encore Capital Group	49,212	a,b	2,341,999
Evercore Partners, Cl. A	88,434		4,938,155
EZCORP, Cl. A	120,166	a	1,319,423
Financial Engines	130,819		7,969,493
First Cash Financial Services	78,462	a	3,855,623
FXCM, Cl. A	86,656		1,485,284
Green Dot, Cl. A	65,955	a	1,485,307

HFF, Cl. A	99,935		2,956,077
Interactive Brokers Group, Cl. A	102,805		2,179,466
Investment Technology Group	99,774	a	1,646,271
MarketAxess Holdings	102,246		6,414,914
Piper Jaffray	31,429	a	1,234,531
Portfolio Recovery Associates	132,820	a	6,670,220
Prospect Capital	677,841		7,368,132
Stifel Financial	143,178	a	6,464,487
Virtus Investment Partners	19,169	a	3,493,742
World Acceptance	32,370	a,b	3,097,485
			68,728,077
Energy--4.1%
Approach Resources	80,084	a,b	1,608,888
Arch Coal	529,617	b	2,245,576
Basic Energy Services	54,213	a	928,669
Bristow Group	91,541		6,571,728
C&J Energy Services	121,299	a,b	2,835,971
Carrizo Oil & Gas	108,861	a	4,474,187
Cloud Peak Energy	130,513	a	2,444,508
Comstock Resources	117,678		2,018,178
Contango Oil & Gas	37,793	a	1,585,794
ERA Group	50,728	a	1,485,823
Exterran Holdings	158,565	a	5,508,548
Forest Oil	339,747	a	1,036,228
Geospace Technologies	28,656	a	2,278,725
Green Plains Renewable Energy	71,913	b	1,602,222
Gulf Island Fabrication	35,016		709,424
Hornbeck Offshore Services	78,171	a	3,338,683
ION Geophysical	322,877	a	978,317
Matrix Service	76,699	a	2,015,650
Newpark Resources	224,087	a	2,545,628
Northern Oil and Gas	145,444	a	2,114,756
PDC Energy	93,252	a	4,649,545
Penn Virginia	113,768	a	1,364,078
PetroQuest Energy	161,289	a	622,576
Pioneer Energy Services	109,026	a	913,638
SEACOR Holdings	54,119	a	4,555,737
Stone Energy	136,994	a	4,239,964
Swift Energy	97,977	a,b	1,212,955
Tesco	73,477	a	1,551,834
TETRA Technologies	203,646	a	2,101,627
			69,539,457
Food & Staples Retailing--.8%
Andersons	51,211		4,237,198
Casey's General Stores	97,842		6,718,810
Spartan Stores	106,978		2,416,633
			13,372,641
Food, Beverage & Tobacco--2.3%
Alliance One International	206,329	a	530,266
Annie's	40,385	a,b	1,620,246
B&G Foods	120,518		3,949,375
Boston Beer, Cl. A	19,844	a,b	4,133,704

Cal-Maine Foods	32,831		1,654,026
Calavo Growers	25,423	b	772,351
Darling International	394,077	a	7,708,146
Diamond Foods	35,332	a,b	931,352
J&J Snack Foods	37,416		3,296,350
Sanderson Farms	58,494		4,349,029
Seneca Foods, Cl. A	22,294	a	648,087
Snyders-Lance	106,117		2,834,385
TreeHouse Foods	96,483	a	6,352,441
			38,779,758
Health Care Equipment & Services--7.6%
Abaxis	56,193	a	2,144,887
ABIOMED	84,454	a,b	2,321,640
Air Methods	87,516	a	4,500,948
Almost Family	13,758	a	418,381
Amedisys	78,623	a	1,186,421
AMN Healthcare Services	124,131	a	1,875,619
AmSurg	75,780	a	3,163,815
Analogic	36,155		3,458,226
Anika Therapeutics	30,594	a	1,017,862
Bio-Reference Labs	55,869	a,b	1,502,317
Cantel Medical	81,341		2,578,510
Centene	142,063	a	8,609,018
Chemed	52,189	b	4,118,756
Computer Programs & Systems	22,312		1,490,888
CONMED	78,023		3,273,065
CorVel	34,141	a	1,616,918
Cross Country Healthcare	47,524	a	513,259
CryoLife	87,117		939,992
Cyberonics	62,683	a	4,187,224
Cynosure, Cl. A	28,957	a	776,916
Ensign Group	42,699		1,789,942
Gentiva Health Services	78,108	a	887,307
Greatbatch	53,487	a	2,273,732
Haemonetics	126,437	a	4,790,698
Hanger	82,302	a	2,782,631
HealthStream	47,212	a	1,370,092
Healthways	83,531	a	1,278,860
ICU Medical	37,464	a	2,416,803
Integra LifeSciences Holdings	49,120	a	2,282,115
Invacare	67,234		1,356,782
IPC The Hospitalist	38,965	a	2,079,952
Kindred Healthcare	128,486		2,433,525
Landauer	14,214		656,260
LHC Group	45,193	a	1,036,727
Magellan Health Services	73,411	a	4,392,180
Medidata Solutions	119,734	a	7,555,215
Meridian Bioscience	120,398	b	2,742,666
Merit Medical Systems	79,373	a	1,140,590
Molina Healthcare	74,919	a	2,697,084
MWI Veterinary Supply	32,118	a	5,982,299
Natus Medical	66,091	a	1,711,096

Neogen	82,995	a	3,487,450
NuVasive	116,837	a	4,374,377
Omnicell	97,131	a	2,507,922
PharMerica	87,688	a	2,134,326
Quality Systems	130,656		2,405,377
SurModics	49,312	a	1,202,227
Symmetry Medical	124,679	a	1,211,880
West Pharmaceutical Services	179,963		8,539,244
			129,214,021
Household & Personal Products--.6%
Central Garden & Pet, Cl. A	41,865	a	261,238
Inter Parfums	50,373		1,639,137
Medifast	45,985	a	1,219,982
Prestige Brands Holdings	127,705	a	3,864,353
WD-40	39,322		2,702,601
			9,687,311
Insurance--1.9%
AMERISAFE	41,460		1,715,200
eHealth	38,530	a	2,058,658
Employers Holdings	97,538		2,396,509
HCI Group	23,906	b	1,016,722
Horace Mann Educators	90,463		2,523,918
Infinity Property & Casualty	27,988		1,975,953
Meadowbrook Insurance Group	69,905		423,624
Navigators Group	32,336	a	1,928,196
ProAssurance	149,551		6,948,139
RLI	75,898		3,161,911
Safety Insurance Group	24,293		1,313,765
Selective Insurance Group	158,735		3,733,447
Stewart Information Services	68,040		2,211,980
Tower Group International	71,359	b	178,397
United Fire Group	60,477		1,517,973
			33,104,392
Materials--6.2%
A. Schulman	78,696		2,673,303
A.M. Castle & Co.	79,534	a	1,091,206
AK Steel Holding	319,540	a,b	2,259,148
AMCOL International	73,432		2,501,828
American Vanguard	69,461		1,614,274
Balchem	67,614		3,686,315
Boise Cascade	79,852		2,434,687
Calgon Carbon	160,289	a	3,255,470
Century Aluminum	127,164	a	1,484,004
Clearwater Paper	46,495	a	2,647,890
Deltic Timber	19,716		1,267,936
Flotek Industries	106,331	a	2,287,180
FutureFuel	78,541		1,284,931
Glatfelter	99,844		3,094,166
Globe Specialty Metals	179,262		3,133,500
H.B. Fuller	132,210		6,158,342
Hawkins	9,943		350,093
Haynes International	24,753		1,265,868

Headwaters	169,779	a	1,887,942
Innophos Holdings	49,524		2,311,285
Kaiser Aluminum	52,833		3,688,272
KapStone Paper and Packaging	185,678	a	5,193,414
Koppers Holdings	59,774		2,361,073
Kraton Performance Polymers	74,046	a	1,851,890
LSB Industries	33,073	a	1,095,047
Materion	69,483		1,846,163
Myers Industries	86,122		1,649,236
Neenah Paper	49,555		2,152,669
Olympic Steel	40,857		1,131,330
OM Group	82,017	a	2,652,430
PolyOne	233,570		8,305,749
Quaker Chemical	38,920		2,689,761
RTI International Metals	75,424	a	2,347,195
Schweitzer-Mauduit International	91,294		4,211,392
Stepan	46,620		2,955,242
Stillwater Mining	265,134	a	3,324,780
SunCoke Energy	194,125	a	4,305,693
Texas Industries	48,814	a,b	3,671,789
Tredegar	46,188		1,145,001
Wausau Paper	138,031		1,885,503
Zep	56,036		898,817
			106,051,814
Media--.8%
Digital Generation	73,893	a	997,556
E.W. Scripps, Cl. A	70,159	a	1,291,627
Harte-Hanks	165,879		1,136,271
Live Nation	375,090	a	7,978,164
Scholastic	59,370		1,958,616
			13,362,234
Pharmaceuticals, Biotech & Life Sciences--2.8%
Acorda Therapeutics	100,825	a	2,959,214
Affymetrix	208,530	a	1,958,097
Akorn	199,855	a	4,536,709
ArQule	98,879	a	226,433
Cambrex	66,534	a	1,248,843
Emergent BioSolutions	82,230	a	1,967,764
Hi-Tech Pharmacal	30,192	a	1,306,106
Impax Laboratories	149,952	a	3,469,889
Ligand Pharmaceuticals	57,510	a,b	3,562,169
Luminex	102,315	a	1,869,295
Medicines	148,033	a	5,145,627
Momenta Pharmaceuticals	121,863	a	2,181,348
PAREXEL International	151,021	a	7,371,335
Questcor Pharmaceuticals	147,209	b	9,864,475
Spectrum Pharmaceuticals	114,974	a,b	966,931
			48,634,235
Real Estate--7.3%
Acadia Realty Trust	117,574	c	2,992,258
Agree Realty	35,984	c	1,028,783
American Assets Trust	100,319	c	3,357,677

Associated Estates Realty	134,133	c	2,142,104
Capstead Mortgage	228,819	c	2,887,696
Cedar Realty Trust	228,442	c	1,441,469
CoreSite Realty	48,998	b,c	1,503,259
Cousins Properties	475,968	c	5,116,656
DiamondRock Hospitality	490,772	c	5,683,140
EastGroup Properties	86,522	c	5,134,215
EPR Properties	141,993	c	7,253,002
Forestar Group	67,995	a,c	1,359,900
Franklin Street Properties	178,998	c	2,146,186
Geo Group	192,000		6,428,160
Getty Realty	68,419	c	1,299,961
Government Properties Income Trust	157,757	c	3,896,598
Healthcare Realty Trust	220,901	c	5,063,051
Inland Real Estate	255,035	c	2,688,069
Kite Realty Group Trust	244,648	c	1,577,980
LaSalle Hotel Properties	253,610	c	7,801,044
Lexington Realty Trust	537,238	c	5,807,543
LTC Properties	104,394	c	3,961,752
Medical Properties Trust	416,270	c	5,523,903
Parkway Properties	167,002	c	2,962,615
Pennsylvania Real Estate
Investment Trust	169,457	c	3,160,373
Post Properties	142,985	c	6,710,286
PS Business Parks	57,461	c	4,514,711
Sabra Health Care	83,627	c	2,419,329
Saul Centers	21,144	c	985,310
Sovran Self Storage	89,670	c	6,089,490
Tanger Factory Outlet Centers	256,085	c	8,548,117
Universal Health Realty Income
Trust	27,265	c	1,156,036
Urstadt Biddle Properties, Cl. A	68,697	c	1,288,756
			123,929,429
Retailing--5.2%
Aeropostale	161,589	a,b	1,139,202
Barnes & Noble	95,256	a	1,284,051
Big 5 Sporting Goods	52,516		901,175
Blue Nile	33,014	a	1,421,583
Brown Shoe Company	114,211		2,704,516
Buckle	76,831	b	3,405,150
Cato, Cl. A	72,852		2,036,942
Children's Place Retail Stores	60,891	a	3,207,129
Christopher & Banks	128,538	a	917,761
Finish Line, Cl. A	106,504		2,731,828
Francesca's Holdings	117,440	a	2,231,360
Fred's, Cl. A	79,659		1,392,439
FTD Companies	44,529	a	1,380,399
Genesco	59,617	a	4,186,306
Group 1 Automotive	51,281		3,134,808
Haverty Furniture	55,446		1,542,508
Hibbett Sports	56,443	a,b	3,387,144
JOS. A. Bank Clothiers	73,177	a	4,114,011

Kirkland's	39,154	a	737,270
Lithia Motors, Cl. A	65,151		3,667,350
Lumber Liquidators Holdings	71,917	a	6,399,894
MarineMax	59,024	a	870,604
Men's Wearhouse	121,870		5,854,635
Monro Muffler Brake	70,654	b	3,922,004
NutriSystem	72,864		1,036,126
Outerwall	69,598	a,b	4,475,847
PEP Boys-Manny Moe & Jack	103,277	a	1,233,127
PetMed Express	59,167	b	782,779
Pool	110,477		5,985,644
Select Comfort	136,587	a	2,235,929
Sonic Automotive, Cl. A	82,850		1,858,326
Stage Stores	59,858		1,173,217
Stein Mart	53,935		667,715
Tuesday Morning	92,686	a	1,217,894
Vitamin Shoppe	67,770	a	3,037,451
VOXX International	67,218	a	896,016
Zale	91,153	a	1,378,233
Zumiez	51,508	a	1,108,452
			89,656,825
Semiconductors & Semiconductor Equipment--3.9%
Advanced Energy Industries	108,587	a	2,964,425
ATMI	72,024	a	1,993,624
Brooks Automation	201,356		2,043,763
Cabot Microelectronics	62,900	a	2,536,128
Ceva	32,891	a	571,974
Cirrus Logic	188,419	a,b	3,299,217
Cohu	53,365		552,861
Diodes	112,117	a	2,568,600
DSP Group	61,946	a	555,036
Entropic Communications	229,667	a	957,711
Exar	158,844	a	1,748,872
GT Advanced Technologies	314,566	a,b	3,230,593
Hittite Microwave	71,419	a	4,095,880
Kopin	154,486	a	593,226
Kulicke & Soffa Industries	211,891	a	2,466,411
Micrel	73,470		733,231
Microsemi	236,433	a	5,541,990
MKS Instruments	137,379		4,139,229
Monolithic Power Systems	73,938	a	2,417,033
Nanometrics	32,487	a	550,330
Pericom Semiconductor	88,145	a	729,841
Power Integrations	83,078		4,920,710
Rubicon Technology	33,191	a,b	364,105
Rudolph Technologies	49,107	a	539,686
Sigma Designs	82,778	a	388,229
Supertex	44,195	a	1,180,007
Synaptics	78,690	a,b	4,592,348
Tessera Technologies	114,229		2,267,446
TriQuint Semiconductor	401,804	a	3,334,973
Ultratech	51,154	a	1,294,196

Veeco Instruments	90,348	a	3,434,127
			66,605,802
Software & Services--7.1%
Blackbaud	130,854		4,509,229
Blucora	100,643	a	2,577,467
Bottomline Technologies	87,435	a	3,027,000
CACI International, Cl. A	64,283	a	4,758,228
Cardtronics	124,847	a	4,809,106
CIBER	274,288	a	1,064,237
comScore	78,377	a	2,148,314
CSG Systems International	82,001		2,456,750
DealerTrack Technologies	103,205	a	4,814,513
Dice Holdings	141,160	a	988,120
Digital River	94,559	a	1,662,347
Ebix	81,229	b	1,103,090
EPIQ Systems	43,874		630,031
ExlService Holdings	94,310	a	2,371,897
Forrester Research	35,925		1,348,625
Heartland Payment Systems	99,950		4,308,845
Higher One Holdings	103,041	a	799,598
iGATE	80,422	a	2,714,243
Interactive Intelligence Group	32,775	a	2,488,934
j2 Global	108,527	b	4,921,699
Liquidity Services	64,143	a,b	1,524,679
LivePerson	104,328	a	1,442,856
LogMeIn	45,925	a	1,559,613
Manhattan Associates	206,716	a	6,970,464
MAXIMUS	168,967		7,159,132
MicroStrategy, Cl. A	21,976	a	2,762,383
Monotype Imaging Holdings	102,111		2,978,578
Monster Worldwide	267,956	a	1,639,891
NetScout Systems	103,210	a	3,645,377
NIC	140,740		3,059,688
OpenTable	55,650	a	4,189,332
Perficient	84,161	a	1,727,825
Progress Software	153,829	a	3,718,047
QuinStreet	99,921	a	826,347
Stamps.com	48,048	a	1,895,974
SYKES Enterprises	86,619	a	1,815,534
Synchronoss Technologies	73,331	a	1,955,004
Take-Two Interactive Software	221,476	a	4,247,910
Tangoe	79,921	a	1,456,960
TeleTech Holdings	71,705	a	1,564,603
Tyler Technologies	69,021	a	7,278,264
VASCO Data Security International	74,580	a	557,113
Virtusa	63,017	a	2,160,223
XO Group	98,520	a	1,195,048
			120,833,118
Technology Hardware & Equipment--7.5%
Agilysys	45,484	a	595,840
Anixter International	65,221		5,721,186
ARRIS Group	279,026	a	7,226,773

Avid Technology	118,377	a	821,536
Badger Meter	33,852		1,724,421
Bel Fuse, Cl. B	27,512		527,405
Belden	104,494		6,761,807
Benchmark Electronics	159,310	a	3,621,116
Black Box	43,791		1,200,311
CalAmp	75,147	a	2,215,334
Checkpoint Systems	130,074	a	1,735,187
Cognex	195,921	a	7,729,083
Coherent	70,362	a	4,702,996
Comtech Telecommunications	53,524		1,628,200
CTS	84,121		1,572,221
Daktronics	85,845		1,254,195
Digi International	45,297	a	466,559
DTS	32,071	a	664,832
Electro Scientific Industries	60,473		655,527
Electronics for Imaging	113,454	a	4,807,046
FARO Technologies	44,819	a	2,318,039
FEI	105,740		9,909,953
Harmonic	322,275	a	2,114,124
Insight Enterprises	117,003	a	2,468,763
Ixia	158,286	a	2,024,478
Littelfuse	51,065		4,570,318
Measurement Specialties	36,778	a	2,029,042
Mercury Systems	48,040	a	514,028
Methode Electronics	91,248		3,071,408
MTS Systems	31,966		2,248,169
NETGEAR	92,547	a	2,953,175
Newport	103,424	a	1,876,111
Oplink Communications	45,066	a	762,967
OSI Systems	37,648	a	2,180,949
Park Electrochemical	43,156		1,302,017
PC-Tel	50,618		415,574
Plexus	94,683	a	3,702,105
Procera Networks	14,809	a,b	171,192
QLogic	210,395	a	2,434,270
Rofin-Sinar Technologies	80,079	a	1,849,825
Rogers	54,126	a	3,285,448
Sanmina	248,451	a	4,154,101
ScanSource	83,180	a	3,122,577
Super Micro Computer	110,548	a	2,272,867
SYNNEX	65,014	a	3,650,536
TTM Technologies	154,662	a	1,238,843
ViaSat	98,223	a	5,845,251
			128,117,705
Telecommunication Services--.5%
Atlantic Tele-Network	33,597		1,957,025
Cbeyond	86,151	a	625,456
Cincinnati Bell	439,366	a	1,520,206
General Communication, Cl. A	124,143	a	1,207,911
Lumos Networks	28,790		547,298
NTELOS Holdings	46,856		768,907

USA Mobility	79,135		1,128,465
			7,755,268
Transportation--1.5%
Allegiant Travel	32,652		2,973,618
Arkansas Best	72,886		2,499,261
Atlas Air Worldwide Holdings	53,205	a	1,879,733
Forward Air	80,990		3,607,295
Heartland Express	133,798		2,817,786
Hub Group, Cl. A	80,728	a	3,346,176
Knight Transportation	171,879		3,669,617
Roadrunner Transportation Systems	63,787	a	1,674,409
Saia	57,719	a	1,942,822
SkyWest	149,698		1,947,571
			26,358,288
Utilities--3.5%
Allete	83,841		4,190,373
American States Water	102,513		2,911,369
Avista	144,490		4,165,647
El Paso Electric	88,258		3,215,239
Laclede Group	65,802		3,019,654
New Jersey Resources	114,346		5,214,178
Northwest Natural Gas	78,135		3,247,291
NorthWestern	102,268		4,623,536
Piedmont Natural Gas	177,446		5,859,267
South Jersey Industries	72,591		3,872,004
Southwest Gas	124,519		6,690,406
UIL Holdings	148,059		5,725,442
UNS Energy	111,116		6,653,626
			59,388,032
Total Common Stocks
(cost $1,150,785,473)			1,678,105,786

	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.06%, 6/26/14
(cost $1,134,716)	1,135,000	[d]	1,134,825

Other Investment--1.6%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $26,786,719)	26,786,719	[e]	26,786,719
Investment of Cash Collateral for
Securities Loaned--5.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $90,704,275)	90,704,275	[e]	90,704,275
Total Investments (cost $1,269,411,183)	105.3%		1,796,731,605
Liabilities, Less Cash and Receivables	(5.3%)		(89,746,789)
Net Assets	100.0%		1,706,984,816

a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2014, the value of the fund's securities on loan was $88,911,942 and the value of the collateral held by the fund was $91,625,711, consisting of cash collateral of $90,704,275 and U.S. Government and
Agency securities valued at $921,436.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

At January 31, 2014, net unrealized appreciation on investments was $527,320,422 of which $567,233,231 related to appreciated investment securities and $39,912,809 related to depreciated investment securities. At January 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	9.8
Banks	8.3
Health Care Equipment & Services	7.6
Technology Hardware & Equipment	7.5
Real Estate	7.3
Software & Services	7.1
Short-Term/Money Market Investments	7.0
Materials	6.2
Retailing	5.2
Consumer Durables & Apparel	4.5
Consumer Services	4.1
Energy	4.1
Diversified Financials	4.0
Semiconductors & Semiconductor Equipment	3.9
Utilities	3.5
Commercial & Professional Services	3.4
Pharmaceuticals, Biotech & Life Sciences	2.8
Food, Beverage & Tobacco	2.3
Insurance	1.9
Transportation	1.5
Food & Staples Retailing	.8
Media	.8
Automobiles & Components	.6
Household & Personal Products	.6
Telecommunication Services	.5
105.3
† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2014	($)
Financial Futures Long
Russell 2000 Mini	245	27,643,350	March 2014	(894,903)

The following is a summary of the inputs used as of January 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,675,639,375	-	-	1,675,639,375
Equity Securities - Foreign Common Stocks+	2,466,411	-	-	2,466,411
Mutual Funds	117,490,994	-	-	117,490,994
U.S. Treasury	-	1,134,825	-	1,134,825
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(894,903)	-	-	(894,903)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)